ProFund VP Falling U.S. Dollar Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE® U.S. Dollar Index®[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(9.37%)	1.80%	(0.04%)
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		7.30%	(0.36%)	2.01%
None
Prospectus [Line Items]
Average Annual Return, Percent			10.81%	(1.85%)	(1.14%)
Performance Inception Date		Aug. 31, 2007

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes.
[3]	Reflects no deduction for fees, expenses or taxes.